Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 5 – LEASES

Operating lease

1)	In October 2016, the Company entered into a long-term lease contract for approximately $2.2 million over 7 years commencing May 2017 for a new facility in Modi’in, Israel with the option to extend for an additional two periods of three years each. The site houses the Company’s local biological drugs manufacturing facility, headquarters, discovery research and clinical development. A restricted deposit for $362 thousand has been set aside for the Modi’in facility lease and is included in non-current assets on the balance sheet.

2)	The Company maintains operating lease agreements for vehicles it uses. The lease periods are generally for three years.

Finance Lease

In July 2017, the Company entered into a long-term lease contract for approximately $1.1 million over 3 years commencing April 2018 for a laboratory water purification system. The restricted deposits for $151 thousand have been set aside for the water purification system and is included in current assets on the balance sheet.

Prior to the implementation of ASC 842, leases were accounted for in accordance with ASC 840.

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2020	2019
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$168	$168
Interest on lease liabilities	9	20
Operating lease cost	535	554

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$391	$361
Operating cash flows from operating leases	$530	$506
Financing cash flows from finance leases	$9	$20
Right-of-use assets obtained in exchange for new operating lease liabilities	$230	$200
Weighted-average remaining lease term - finance leases	0.25	1.25
Weighted-average remaining lease term - operating leases	5.92	7.01

	Year ended December 31,
	2020	2019

Weighted-average discount rate - finance leases	3.0%	3.0%
Weighted-average discount rate - operating leases	4.1%	4.2%

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

	Operating Leases	Finance Leases
	(Dollars in thousands)
Year ending December 31,
2021	$487	$106
2022	466	-
2023	415	-
2024	406	-
2025	420	-
Thereafter	561	-
Total future minimum lease payments	2,755	106
Less imputed interest	(333)	-
Total	$2,422	$106